Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021	Oct. 31, 2020
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		$ 1,095		$ 1,365
Benefit (expense) to income statement		(475)		(184)
Benefit (expense) to equity		438		(79)
Translation and other		15		(7)
Ending balance of net asset		1,073		1,095
Comprising
Deferred tax assets		1,175		1,287	$ 1,473
Deferred tax liabilities		(102)		(192)	(108)
Net deferred tax assets (liabilities)		1,073		1,095	$ 1,365
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		651		849
Benefit (expense) to income statement		(52)		(194)
Translation and other		6		(4)
Ending balance of net asset		605		651
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		330		337
Benefit (expense) to income statement		(10)		2
Benefit (expense) to equity		(65)		(9)
Translation and other		1
Ending balance of net asset		256		330
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		685		416
Benefit (expense) to income statement		18		270
Translation and other		5		(1)
Ending balance of net asset		708		685
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(108)		(358)
Benefit (expense) to income statement		(1)
Benefit (expense) to equity		682		250
Ending balance of net asset		573		(108)
Tax loss carryforwards [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		34		87
Benefit (expense) to income statement		(23)		(53)
Ending balance of net asset		11		34
Tax credits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset				31
Benefit (expense) to income statement				(31)
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(400)		(361)
Benefit (expense) to income statement		(59)		(39)
Translation and other		(1)
Ending balance of net asset		(460)		(400)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(148)		78
Benefit (expense) to income statement		(47)		104
Benefit (expense) to equity		(174)		(330)
Translation and other		(1)
Ending balance of net asset		(370)		(148)
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(241)		(237)
Benefit (expense) to income statement		1		(6)
Translation and other		(4)		2
Ending balance of net asset		(244)		(241)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(51)		11
Benefit (expense) to income statement		193		(62)
Ending balance of net asset		142		(51)
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		343	[1]	512
Benefit (expense) to income statement		(495)	[1]	(175)
Benefit (expense) to equity		(5)	[1]	10
Translation and other		9	[1]	(4)
Ending balance of net asset	[1]	$ (148)		$ 343

[1]	Includes the tax impact of the interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates on our announced acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of the legal provision recorded in relation to the lawsuit described in Note 24.